Share capital	9 Months Ended
Sep. 30, 2019
Share capital
Share capital

10.Share capital

Authorized share capital

Unlimited number of common shares without par value.

At September 30, 2019, the Company had 36,952,820 issued and outstanding common shares (December 31, 2018 – 32,332,343).

On January 15, 2019, we issued an aggregate of 32,000 common shares to three consultants as part of their consulting agreements with our Company.

On January 24, 2019, we issued 18,060 common shares to a consultant as part of their consulting agreement with our Company.

On January 31, 2019, we issued 29,950 common shares to settle debt for legal services for $50,000.

On February 14, 2019, we received $20,000 from our CEO for the exercise of warrants at a price of $0.80, issued 25,000 common shares of the Company.

On February 14, 2019, we issued 3,010 common shares to a consultant as a part of their consulting agreement with our Company.

On February 15, 2019, we received $180,000 from an investor for the exercise of warrants at a price of $0.80, we issued 225,000 common shares of the Company.

On February 20, 2019, we received an aggregate of USD$2,424,625 from three investors for the exercise of warrants at a price of USD$4.25, we issued 570,500 common shares of the Company.

On February 25, 2019, we received an aggregate of USD$322,150 from two investors for the exercise of warrants at a price of USD$4.25, we issued 75,800 common shares of the Company.

On February 28, 2019, we received of $125,000 from an investor for the exercise of warrants at a price of $2.00, we issued 62,500 common shares of the Company.

On February 28, 2019, we received of $50,000 from an investor for the exercise of warrants at a price of $2.00, we issued 25,000 common shares of the Company.

On March 2, 2019, we received of $50,000 from an investor for the exercise of warrants at a price of $0.80, we issued 62,500 common shares of the Company.

On March 14, 2019, we issued 10,000 common shares to a consultant as a part of their consulting agreement with our Company.

On March 27, 2019, the Company issued a total of 3,333,334 common shares for gross proceeds of $16,085,772.  There were 93,020 common shares issued for services with a fair value of $201,077. Share issue costs related to these issuances was $1,386,675.

On April 2, 2019, we issued 13,010 common shares to consultants as a part of their consulting agreements with our Company.

On April 2, 2019, we received an aggregate of $145,153 from investors for the exercise of warrants with prices ranging from $0.80 to $4.00, we issued 70,023 common shares of the Company.

On May 15, 2019, we issued 25,010 common shares to consultants as a part of their consulting agreements with our Company.

On June 12, 2019 we received $17,504 from our employee for the exercise of stock options for $0.80, we issued 21,880 common shares of the Company.

On June 14, 2019 we received $17,504 from our employee for the exercise of stock options for $0.80, we issued 21,880 common shares of the Company.

On June 17, 2019, we issued 3,010 common shares to a consultant as a part of their consulting agreement with our Company.

On August 17, 2019, we issued 3,010 common shares to a consultant as a part of their consulting agreement with our Company.

On August 20, 2019, the Company cancelled 10,000 common shares that were issued on April 2, 2019 to a consultant.

On October 15, 2019, we received US$16,656 from investors for the exercise of stock options for $0.30, and issued 56,250 common shares of the Company.

On October 15, 2019, we received $15,400 from an employee for the exercise of stock options for $0.80 to $2.00, and  issued 14,567 common shares of the Company.

Basic and fully diluted loss per share

The calculation of basic and fully diluted loss per share for the nine-month ended September 30, 2019 was based on the loss attributable to common shareholders of $22,671,794 (September 30, 2018 - $7,910,509) and the weighted average number of common shares outstanding of 35,651,311 (2018‑ 25,287,764). Fully diluted loss per share did not include the effect of stock options and warrants as the effect would be anti-dilutive.

Stock options

The Company has adopted an incentive stock option plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, grant to directors, officers, employees and technical consultants to the Company, non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 30,000,000. Such options will be exercisable for a period of up to 7 years from the date of grant. Options may be exercised no later than 90 days following cessation of the optionee’s position with the Company.

Options granted vest one-quarter on the first anniversary subsequent to the grant date and the remaining three-quarters vest in thirty-six equal monthly instalments commencing on the first anniversary of the grant date.

On exercise, each option allows the holder to purchase one common share of the Company.

The changes in options during the period ended September 30, 2019 are as follows:

		September 30, 2019
	Number of options	Weighted average exercise price
Options outstanding, beginning	4,756,174	$2.73
Options granted	3,360,000	3.76
Options exercised	(43,760)	0.80
Options forfeited	(121,373)	8.30
Options cancelled	(275,000)	11.75
Options outstanding, ending	7,676,041	$2.19

Details of options outstanding as at September 30, 2019 are as follows:

	Weighted average	Number of options	Number of options
Exercise price	contractual life	outstanding	exercisable
$0.30	2.70 years	2,045,455	2,045,455
$0.30	2.87 years	308,522	308,522
$0.80	3.19 years	632,458	614,710
$0.80	3.44 years	12,500	11,197
$2.00	3.73 years	12,500	10,416
$2.00	4.39 years	350,622	320,562
$2.00	4.86 years	50,000	27,087
$9.60 USD	5.27 years	199,060	100,570
$6.18 USD	5.86 years	175,000	51,042
$1.53 USD	4.14 years	120,000	90,000
$5.00 USD	4.17 years	409,924	409,924
$3.40 USD	6.47 years	1,228,182	868,182
$2.62 USD	2.74 years	700,000	—
$2.45 USD	6.85 years	1,250,000	208,334
$2.53 USD	6.86 years	181,818	21,968
	4.46 years	7,676,041	5,087,969

The weighted average grant date fair value of options granted during the nine months ended September 30, 2019 was $1.83. The fair value was calculated using the Black-Scholes option pricing model using the following weighted average assumptions:

Nine months ended September 30,
2019
Expected life of options	3 - 5 years
Annualized volatility	62.29%
Risk-free interest rate	1.25%-1.58%
Dividend rate	0%

During the nine-month ended September 30, 2019, the Company recognized stock-based compensation expense of $4,148,806 (September 30, 2018 - $2,528,643).

Warrants

On exercise, each warrant allows the holder to purchase one common share of the Company.

The changes in warrants during the nine months ended September 30, 2019 are as follows:

	September 30, 2019		December 31, 2018
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	22,369,718	$5.03	11,856,857	$4.70
Warrants issued	—	—	10,807,093	5.36
Warrants exercised	(1,116,323)	3.82	(294,232)	5.08
Warrants outstanding, ending	21,253,395	$4.41	22,369,718	$5.03

At September 30, 2019, all warrants outstanding, except for 212,500 placement agents’ warrants, were exercisable. Details of warrants outstanding as at September 30, 2019 are as follows:

	Weighted average	Number of warrants
Exercise Price	contractual life	outstanding
Non-Transferable Warrants
$0.80 CAD - $16.00 CAD	2.06 years	11,010,058
$2.00 USD - $24.00 USD	3.92 years	5,741,969
Transferable Warrants
$4.25 USD	3.86 years	4,501,368